United States
SECURITIES AND EXCHANGE COMMISSION
WASHIGNTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Claendar or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this report:
		Name:			River and Mercantile Asset Management LLP
		Address:		30 Coleman Street
					London
					England
					EC2R 5AL
		13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:
Name:			Julian Cripps
Title: 			Chief Operating Officer
Phone:			+44 (0)207 601 6262

Signature,		Place,			Date of Signing
Julian Cripps		London, England		April 26, 2010


Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: $218,224

List of Other Included Managers: NONE

	FORM 13F INFORMATION TABLE

Name of Issuer			Title of Class	CUSIP		Value	SHRS		INVESTMENT	OTHER	VOTING
								(X$1000)		DISCRETION	MANAGER	AUTHORITY
AES CORP			COM		00130H105	308	28000		SOLE			SOLE
AFFYMETRIX INC			COM		00826T108	529	72100		SOLE			SOLE
ALTRIA GROUP INC		COM		02209S103	9871	481281		SOLE			SOLE
AOL INC				COM		00184X105	252	10000		SOLE			SOLE
ARIBA INC			COM NEW		04033V203	12347	960548		SOLE			SOLE
BANK OF AMERICA CORPORATION	COM		060505104	1185	66500		SOLE			SOLE
BAXTER INTL INC			COM		071813109	68	1177		SOLE			SOLE
BEST BUY INC			COM		086516101	10379	243975		SOLE			SOLE
BUNGE LIMITED			COM		G16962105	9624	156044		SOLE			SOLE
CAREER EDUCATION CORP		COM		141665109	6256	197667		SOLE			SOLE
CISCO SYS INC			COM		17275R102	66	2554		SOLE			SOLE
CITIGROUP INC			COM		172967101	1497	369200		SOLE			SOLE
COCA COLA CO			COM		191216100	48	882		SOLE			SOLE
CONOCOPHILLIPS			COM		20825C104	9615	187871		SOLE			SOLE
D R HORTON INC			COM		23331A109	757	60100		SOLE			SOLE
DELL INC			COM		24702R101	852	56800		SOLE			SOLE
DENBURY RES INC			COM NEW		247916208	51	3040		SOLE			SOLE
DEVON ENERGY CORP NEW		COM		25179M103	9880	153275		SOLE			SOLE
EBAY INC			COM		278642103	501	18600		SOLE			SOLE
FAIRCHILD SEMICONDUCTOR INTL	COM		303726103	31	2942		SOLE			SOLE
FIDELITY NATIONAL FINANCIAL	CL A		31620R105	869	58700		SOLE			SOLE
FLUOR CORP NEW			COM		343412102	50	1088		SOLE			SOLE
FOREST OIL CORP			COM PAR $0.01	346091705	9068	351219		SOLE			SOLE
GENERAL ELECTRIC CO		COM		369604103	500	27500		SOLE			SOLE
GENZYME CORP			COM		372917104	9089	175343		SOLE			SOLE
GREENHILL & CO INC		COM		395259104	6434	78327		SOLE			SOLE
ITAU UNIBANCO HLDG SA		SPON ADR REP PFD 465562106	10404	473255		SOLE			SOLE
JONES LANG LASALLE INC		COM		48020Q107	35	490		SOLE			SOLE
JPMORGAN CHASE & CO		COM		46625H100	9842	219863		SOLE			SOLE
KIRBY CORP			COM		497266106	5521	144721		SOLE			SOLE
KROGER CO			COM		501044101	9400	433808		SOLE			SOLE
LEGG MASON INC			COM		524901105	550	19200		SOLE			SOLE
MCDONALDS CORP			COM		580135101	62	932		SOLE			SOLE
MERCK & CO INC NEW		COM		58933Y105	70	1887		SOLE			SOLE
MICROSOFT CORP			COM		594918104	50	1726		SOLE			SOLE
MILLICOM INTL CELLULAR S A	SHS NEW		L6388F110	10185	114233		SOLE			SOLE
NASDAQ OMX GROUP INC		COM		631103108	475	22500		SOLE			SOLE
NATIONAL OILWELL VARCO INC	COM		637071101	9384	231363		SOLE			SOLE
PFIZER INC			COM		717081103	10310	601002		SOLE			SOLE
REGIONS FINANCIAL CORP NEW	COM		7591EP100	368	47000		SOLE			SOLE
RF MICRODEVICES INC		COM		749941100	502	100800		SOLE			SOLE
SCHLUMBERGER LTD		COM		806857108	46	735		SOLE			SOLE
SPRINT NEXTEL CORP		COM SER 1	852061100	8172	2147708		SOLE			SOLE
TELE NORTE LESTE PART S A	SPONS ADR PFD	879246106	50	2844		SOLE			SOLE
TEXAS INSTRS INC		COM		882508104	50	2059		SOLE			SOLE
TIME WARNER CABLE INC		COM		88732J207	10746	201558		SOLE			SOLE
UNION PAC CORP			COM		907818108	10377	141528		SOLE			SOLE
UNITEDHEALTH GROUP INC		COM		91324P102	656	20100		SOLE			SOLE
VISA INC			COM CL A	92826C839	10050	110371		SOLE			SOLE
WAL MART STORES INC		COM		931142103	70	1275		SOLE			SOLE
WILLIS GROUP HOLDINGS LTD	SHS		G96655108	9734	310961		SOLE			SOLE
YAHOO INC			COM		984332106	966	58500		SOLE			SOLE

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